CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities:
Net loss	$ (1,092,085)	$ (48,160)	$ (76,876)	$ (225,861)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	556	555	741	741
Common stock issued for consulting services	307,875	0
Unrealized (gain)/loss from investment in Fvndit	1,651	5,176	8,503	(6,559)
Disposal of digital assets			0	3,921
Stock-based compensation			0	173,583
Impairment of digital asset	3,893	0	0	0
Changes in assets and liabilities:
Accounts receivable	115	(1,786)	1,011	4,260
Other current assets			(7,389)	(17,109)
Due from Fvndit	(644)	(5,364)
Accounts payable	13,263	(500)	163	(932)
Accrued expenses	420,300	1,484	(2,078)	(41,597)
Deferred revenues	(613)	0	613	0
Net cash used in operating activities	(345,689)	(48,595)	(75,312)	(109,553)
Cash flows from investing activities:
Proceeds from cancellation of investment in Chopp, Inc.			0	25,000
Proceeds from loan repayment by Fvndit			200,000	0
Loan to Fvndit			0	(200,000)
Proceeds from note receivable	0	200,000
Purchase of digital assets	(10,000)	0
Net cash provided by (used in) investing activities	(10,000)	200,000	200,000	(175,000)
Cash flows from financing activities:
Loan from stockholder	125,000	0
Issuance of common stock for cash	415,000	0
Net cash provided by financing activities	540,000	0
Net increase in cash	184,311	151,405	124,688	(284,553)
Cash, beginning of the period	243,494	118,806	118,806	403,359
Cash, end of the period	427,805	270,211	243,494	118,806
Cash paid for:
Interest	0	0	25	0
Income tax	$ 1,620	$ 800	$ 1,665	$ 0